GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. and its subsidiaries (the “Company”) is a global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive solutions and end-to-end services, powered by its technology. The Company’s portfolio includes a cloud based satellite network platform, very small aperture terminals ("VSATs"), amplifiers, high-speed modems, on-the-move antennas and high power solid-state power amplifiers ("SSPAs"), block up converters (“BUCs”) and Trancievers. The Company’s solutions support multiple applications with a full portfolio of products to address key applications including broadband access, cellular backhaul, enterprise, in-flight connectivity, maritime, trains, defense and public safety. The Company also provides connectivity services, internet access and telephony, to enterprise, government and residential customers utilizing both its own networks, and also other networks that it installs, mainly based on Build Operate Transfer (“BOT”) contracts. The Company also provides managed network services over VSAT networks owned by others.

The Company was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

b.	The Company operates in three business segments consisting of Fixed Networks, Mobility Solutions and Terrestrial Infrastructure Projects (see Note 15 for additional information).

c.
On January 29, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Comtech Telecommunications Corp., a Delaware corporation (“Comtech”), pursuant to which, Comtech will acquire 100% of the Company's shares.

The Merger is expected to be completed in the second or third quarters of 2020 (see Note 17 "Subsequent events" for additional information).

d.
The ongoing Coronavirus pandemic that first surfaced in China and is spreading throughout the world has had an adverse effect on our industry and the markets in which we operate (see Note 17 "Subsequent events" for additional information).

e.	The Company has three major customers which accounted for 39% of revenues for the year ended December 31, 2019 (see also Note 15(d)).

f.
The Company depends on major suppliers to supply certain components and services for the production of its products or providing services. If these suppliers fail to deliver or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.